Other (Expense) Income - Summary of Other Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Foreign exchange gain (loss)	$ 3,378	$ 302	$ (734)
Other Nonoperating Expense	(733)	(2,058)
Other (expense) income			(1,207)
Total	$ 2,645	$ (1,756)	$ 473